Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows:

Category	Estimated useful lives
Office equipment and computers	3 to 5 years
Transportation equipment	4 years
Building	20 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Schedule of Disaggregate the Group’s Revenue

The following tables disaggregate the Group’s revenue for the years ended June 30, 2026, 2025 and 2024:

	For the years ended June 30,
	2026	2025	2024
	USD	USD	USD
Product Sales (by products)
– Body and oral care products	493,238	306,240	1,047,108
– Sanitary pads	3,583	954,536	5,162,784
– Accessories	-	-	1,015,961
– Others	-	26	55,067
AI technology services	117,958	-	-
Licensing Fees	-	10,394	42,436
Others	30,013	-	-
Total	644,792	1,271,196	7,323,356

	For the years ended June 30,
	2026	2025	2024
	USD	USD	USD
Product Sales (by products)
– Offline	496,821	1,234,211	3,042,307
– Online	-	26,591	4,238,613
AI technology services	117,958	-	-
Licensing Fees	-	10,394	42,436
Others	30,013	-	-
Total	644,792	1,271,196	7,323,356

The following table presents revenue classified by timing of revenue recognition for the years ended June 30, 2026, 2025 and 2024:

	For the years ended
	June 30,
	2026	2025	2024
	USD	USD	USD
Point in time	496,821	1,260,802	7,280,920
Over time	147,971	10,394	42,436
Total	644,792	1,271,196	7,323,356

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates for USD/RMB translations that were used in creating the consolidated financial statements:

	As of June 30,
	2026	2025
Balance sheet items, except for equity accounts	6.7851	7.1636

	For the years ended
	June 30,
	2026	2025	2024
Items in the consolidated statements of operations and comprehensive (loss)/income, and statements of cash flows	6.9940	7.2143	7.2248

Schedule of Condensed Statement of Corrections

Condensed Statement of Financial Position as of June 30, 2025

	As Previously Reported after the reclassification from discontinued operation	Adjustment	As Restated
	USD	USD	USD
Cash and cash equivalents*	1,659,930	(1,395,946)	263,984
Short-term investment	-	1,395,946	1,395,946
Total current assets	3,839,557	-	3,839,557
Additional paid-in capital	37,235,743	107,404	37,343,147
Total BIG TREE CLOUD HOLDINGS LIMITED’s shareholders’ equity/(deficit)	173,432	107,404	280,836
Non-controlling interests	948,004	(107,404)	840,600
TOTAL SHAREHOLDERS’ EQUITY/(DEFICIT)	1,121,436	-	1,121,436

Condensed Statement of Cash Flow for year ended June 30, 2025

	As Previously Reported after the reclassification from discontinued operation	Adjustment	As Restated
	USD	USD	USD
Net cash provided by investing activities	2,317,502	(1,386,136)	931,366
Effect of foreign currency translation	(22,397)	(9,810)	(32,207)
Net increase/(decrease) in cash and cash equivalents:	930,871	(1,395,946)	(465,075)
Cash and cash equivalents at end of year of continuing operations*	1,659,930	(1,395,946)	263,984

*	The previously reported amount included a $19,040 reclassification for the presentation of the disposal of Yunjia as a discontinued operation, which does not represent a correction of an error.